COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Leases

Currently, the Company is leasing the office located at 29397 Agoura Road, Suite 107, Agoura Hills, CA 91301 on a month-to-month basis until such time a new office is identified. The Company believes the office is sufficient for its current operations.

Legal Claims

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on the Company’s business, operating results, financial condition or cash flows.

PointR Merger Consideration

The total purchase price of $17,831,427 represented the consideration transferred from the Company in the PointR Merger and was calculated based on the number of shares of Common Stock plus the preferred shares outstanding but convertible into Common Stock outstanding at the date of the PointR Merger and includes $2,625,000 of contingent consideration of shares issuable to PointR shareholders, which can increase to $15 million of contingent consideration, upon achievement of certain milestones. The $2,625,000 of contingent consideration of shares issuable to PointR shareholders was recorded and associated with the PointR Merger is also classified as Level 3 fair value measurements. The Company initially recorded the contingency based on a valuation conducted by a third-party valuation expert. The valuation was based on a probability of the completion of certain milestones by PointR for the shareholders to earn additional shares. The Company evaluated the probability of the earning of the milestones and concluded that the probability of achievement of the milestones had not changed, primarily due to the shifting of focus by the Company to develop AI technologies for the COVID-19 pandemic. As such, the Company did not recorded any change to the valuation during the years ended and as of December 31, 2021 or 2020, respectively.